Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,008,335.68
Previously Paid Amount	0.00
Total Fee Amount	11,943.08
Total Offset Amount	0.00
Net Fee	$ 11,943.08